Trade Receivables and Other (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Trade Receivables and Other

Trade receivables and other are comprised of the following:

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables – gross	—	523	—	483
Impairment	—	(2)	—	(2)

Total Trade receivables – net	—	521	—	481

Income tax receivables	27	44	28	43
Other taxes	—	26	—	33
Contract assets	30	1	28	2
Prepaid expenses	—	16	1	12
Other	10	22	7	16

Total Other receivables	67	109	64	106

Total Trade receivables and Other	67	630	64	587

Summary of Contract Assets

	At June 30, 2019		At December 31, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	29	—	26	—
Other	1	1	2	2

Total Contract assets	30	1	28	2

Summary of Ageing of Total Trade Receivables - Net

The aging of total trade receivables - net is as follows:

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Not past due	499	453
1 - 30 days past due	19	23
31 - 60 days past due	1	2
61 - 90 days past due	1	2
Greater than 91 days past due	1	1

Total Trade receivables - net	521	481

Summary of Carrying Amounts of Total Trade Receivables - Net by Currency

The composition of the carrying amounts of total Trade receivables—net by currency is shown in Euro equivalents as follows:

	At June 30,	At December 31,
(in millions of Euros)	2019	2018
Euro	230	177
U.S. Dollar	271	284
Swiss franc	7	4
Other currencies	13	16

Total Trade receivables – net	521	481